Business combinations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
The assets and liabilities arising from the acquisition [Abstract]
Amount paid on acquisitions less cash and cash equivalents acquired	R$ 0	R$ 43,367	R$ 345,602
Concil
The assets and liabilities arising from the acquisition [Abstract]
Cash and cash equivalents		529
Accounts receivable acquired		540
Financial investments acquired		0
Other Assets acquired		1,092
Payables to third parties assumed		0
Liabilities assumed		(4,020)
Customer portfolio, expenditures with software and others		45,763
Deferred taxes		(12,891)
Contingent liability		(7,848)
Value of net assets		23,165
Goodwill		20,731
Purchase cost		43,896
Consideration for the purchase settled in cash		35,000
Cash and cash equivalents at the subsidiary acquired		529
Amount paid on acquisitions less cash and cash equivalents acquired		R$ 34,471